UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-6383

        Nuveen Michigan Quality Income Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            7/31

Date of reporting period:         10/31/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Michigan Quality Income Municipal Fund, Inc. (NUM)
	October 31, 2007
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations – 7.1% (4.7% of Total Investments)
$ 700	Chandler Park Academy, Michigan, Public School Academy Charter School Revenue Bonds, Series	11/15 at 100.00	BBB–	$654,675
	2005, 5.125%, 11/01/35
1,380	Ferris State College, Michigan, General Revenue Bonds, Series 1998, 5.000%, 10/01/23 –	4/08 at 100.00	AAA	1,386,251
	AMBAC Insured
435	Grand Traverse Academy, Michigan, Public School Academy Revenue Bonds, Series 2007,	11/17 at 100.00	BBB–	385,306
	4.750%, 11/01/32
1,685	Michigan Higher Education Facilities Authority, Limited Obligation Revenue Refunding Bonds,	9/11 at 100.00	Aaa	1,801,080
	Kettering University, Series 2001, 5.500%, 9/01/17 – AMBAC Insured
1,500	Michigan Higher Education Student Loan Authority, Revenue Bonds, Series 2000 XII-T, 5.300%,	No Opt. Call	AAA	1,550,925
	9/01/10 – AMBAC Insured (Alternative Minimum Tax)
1,000	Michigan Higher Education Student Loan Authority, Revenue Bonds, Series 2002 XVII-G, 5.200%,	9/12 at 100.00	AAA	1,030,650
	9/01/20 – AMBAC Insured (Alternative Minimum Tax)
1,115	Michigan Technological University, General Revenue Bonds, Series 2004A, 5.000%, 10/01/22 –	10/13 at 100.00	AAA	1,168,821
	MBIA Insured
	Wayne State University, Michigan, General Revenue Bonds, Series 1999:
3,430	5.250%, 11/15/19 – FGIC Insured	11/09 at 101.00	AAA	3,562,844
1,000	5.125%, 11/15/29 – FGIC Insured	11/09 at 101.00	AAA	1,031,020

12,245	Total Education and Civic Organizations			12,571,572

	Health Care – 13.6% (8.8% of Total Investments)
2,900	Michigan Hospital Financing Authority, Revenue Bonds, Oakwood Obligated Group, Series 2007A,	7/17 at 100.00	A	2,877,583
	5.000%, 7/15/37
2,700	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Detroit Medical Center	8/08 at 101.00	BB–	2,538,783
	Obligated Group, Series 1998A, 5.250%, 8/15/28
1,000	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Memorial	11/09 at 101.00	BBB+	1,027,440
	Healthcare Center Obligated Group, Series 1999, 5.875%, 11/15/21
	Michigan State Hospital Finance Authority, Revenue Bonds, Chelsea Community Hospital,
	Series 2005:
1,025	5.000%, 5/15/30	5/15 at 100.00	BBB	963,633
500	5.000%, 5/15/37	5/15 at 100.00	BBB	459,935
1,500	Michigan State Hospital Finance Authority, Revenue Bonds, Marquette General Hospital, Series	5/15 at 100.00	Baa1	1,465,425
	2005A, 5.000%, 5/15/26
5,800	Michigan State Hospital Finance Authority, Revenue Bonds, Sparrow Obligated Group, Series 2005,	5/15 at 100.00	AAA	5,955,556
	5.000%, 11/15/36 – MBIA Insured (UB)
1,000	Monroe County Hospital Finance Authority, Michigan, Mercy Memorial Hospital Corporation	6/16 at 100.00	BBB–	997,620
	Revenue Bonds, Series 2006, 5.375%, 6/01/26
5,500	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont	11/11 at 100.00	AAA	5,647,620
	Hospital, Series 2001M, 5.250%, 11/15/31 – MBIA Insured
2,195	University of Michigan, Medical Service Plan Revenue Bonds, Series 1991, 0.000%, 12/01/10	No Opt. Call	AA+	1,960,969

24,120	Total Health Care			23,894,564

	Housing/Multifamily – 2.9% (1.9% of Total Investments)
2,675	Michigan Housing Development Authority, FNMA Limited Obligation Multifamily Housing Revenue	12/20 at 101.00	AAA	2,793,396
	Bonds, Parkview Place Apartments, Series 2002A, 5.550%, 12/01/34 (Alternative Minimum Tax)
1,055	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 1999A, 5.300%,	4/09 at 101.00	AAA	1,060,676
	10/01/37 – MBIA Insured (Alternative Minimum Tax)
1,300	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2006D, 5.125%,	7/15 at 100.00	AAA	1,307,514
	4/01/31 – FSA Insured (Alternative Minimum Tax)

5,030	Total Housing/Multifamily			5,161,586

	Housing/Single Family – 0.2% (0.2% of Total Investments)
365	Michigan Housing Development Authority, Single Family Mortgage Revenue Bonds, Series 2001,	1/11 at 100.00	AAA	372,931
	5.300%, 12/01/16 – MBIA Insured (Alternative Minimum Tax)

	Long-Term Care – 0.7% (0.4% of Total Investments)
1,000	Michigan State Hospital Finance Authority, Revenue Bonds, Presbyterian Villages of Michigan	5/15 at 100.00	N/R	976,630
	Obligated Group, Series 2005, 5.250%, 11/15/25
200	Michigan Strategic Fund, Limited Obligation Revenue Refunding Bonds, Porter Hills Presbyterian	7/08 at 101.00	BBB+	200,490
	Village, Series 1998, 5.375%, 7/01/28

1,200	Total-Long Term Care			1,177,120

	Materials – 1.0% (0.6% of Total Investments)
1,750	Dickinson County Economic Development Corporation, Michigan, Pollution Control Revenue Bonds,	11/14 at 100.00	BBB	1,747,183
	International Paper Company, Series 2004A, 4.800%, 11/01/18

	Tax Obligation/General – 52.0% (33.9% of Total Investments)
1,000	Anchor Bay School District, Macomb and St. Clair Counties, Michigan, General Obligation	5/12 at 100.00	AA–	1,038,770
	Refunding Bonds, Series 2002, 5.000%, 5/01/25
	Anchor Bay School District, Macomb and St. Clair Counties, Michigan, Unlimited Tax General
	Obligation Refunding Bonds, Series 2001:
2,500	5.000%, 5/01/21	5/11 at 100.00	AA–	2,593,725
3,200	5.000%, 5/01/29	5/11 at 100.00	AA–	3,261,152
1,000	Belding School District, Ionia, Kent and Montcalm Counties, Michigan, General Obligation	5/08 at 100.00	AAA	1,004,750
	Refunding Bonds, Series 1998, 5.000%, 5/01/26 – AMBAC Insured
1,200	Birmingham, Michigan, General Obligation Bonds, Series 2002, 5.000%, 10/01/20	10/12 at 100.50	AAA	1,265,388
1,320	Bridgeport Spaulding Community School District, Saginaw County, Michigan, General Obligation	5/12 at 100.00	AA–	1,419,370
	Bonds, Series 2002, 5.500%, 5/01/16
1,405	Caledonia Community Schools, Kent County, Michigan, General Obligation Bonds, Series 2007,	5/17 at 100.00	AAA	1,441,923
	Residuals 1018, 3.510%, 5/01/32 – MBIA Insured (IF)
2,110	Caledonia Community Schools, Kent, Allegan and Barry Counties, Michigan, General Obligation	5/13 at 100.00	AA–	2,248,184
	Bonds, Series 2003, 5.250%, 5/01/20
1,000	Caledonia Community Schools, Kent, Allegan and Barry Counties, Michigan, General Obligation	5/15 at 100.00	AAA	1,042,840
	Bonds, Series 2005, 5.000%, 5/01/25 – MBIA Insured
2,000	Detroit City School District, Wayne County, Michigan, General Obligation Bonds, Series 2002A,	No Opt. Call	AAA	2,334,660
	6.000%, 5/01/19 – FGIC Insured
1,195	Detroit, Michigan, General Obligation Bonds, Series 2004A-1, 5.250%, 4/01/24 – AMBAC Insured	4/14 at 100.00	AAA	1,260,426
	Grand Rapids and Kent County Joint Building Authority, Michigan, Limited Tax General
	Obligation Bonds, Devos Place Project, Series 2001:
8,900	0.000%, 12/01/25	No Opt. Call	AAA	3,855,480
3,000	0.000%, 12/01/26	No Opt. Call	AAA	1,233,930
5,305	0.000%, 12/01/29	No Opt. Call	AAA	1,857,068
1,700	Grand Rapids, Michigan, General Obligation Bonds, Series 2007, 5.000%, 9/01/27 – MBIA Insured	9/17 at 100.00	AAA	1,784,065
1,400	Howell Public Schools, Livingston County, Michigan, General Obligation Bonds, Series 2003,	11/13 at 100.00	AA–	1,472,128
	5.000%, 5/01/21
1,065	Jackson Public Schools, Jackson County, Michigan, General Obligation School Building and Site	5/14 at 100.00	AAA	1,120,199
	Bonds, Series 2004, 5.000%, 5/01/22 – FSA Insured
1,935	Kalamazoo Public Schools, Michigan, General Obligation Bonds, Series 2006, 5.000%, 5/01/25 -	5/16 at 100.00	AAA	2,029,892
	FSA Insured
2,505	Lincoln Consolidated School District, Washtenaw and Wayne Counties, Michigan, General	5/16 at 100.00	AAA	2,627,845
	Obligation Bonds, Series 2006, 5.000%, 5/01/25 – MBIA Insured
2,810	Livonia Public Schools, Wayne County, Michigan, General Obligation Bonds, Series 2004A,	5/14 at 100.00	AAA	2,963,033
	5.000%, 5/01/21 – MBIA Insured
1,500	Marshall Public Schools, Calhoun County, Michigan, General Obligation Bonds, Series 2007,	5/17 at 100.00	AAA	1,568,670
	5.000%, 5/01/30 – XLCA Insured
2,100	Michigan Municipal Bond Authority, General Obligation Bonds, Detroit City School District,	6/15 at 100.00	AAA	2,216,592
	Series 2005, 5.000%, 6/01/18 – FSA Insured
4,000	Michigan, General Obligation Bonds, Environmental Protection Program, Series 2003A,	5/13 at 100.00	AA–	4,266,000
	5.250%, 5/01/20
2,500	Montrose School District, Michigan, School Building and Site Bonds, Series 1997, 6.000%,	No Opt. Call	AAA	2,963,075
	5/01/22 – MBIA Insured
1,100	Muskegon County, Michigan, Limited Tax General Obligation Wastewater Management System 2	7/11 at 100.00	AAA	1,135,211
	Revenue Bonds, Series 2002, 5.000%, 7/01/26 – FGIC Insured
1,000	Oakland County Building Authority, Michigan, General Obligation Bonds, Series 2002,	9/11 at 100.00	AAA	1,041,360
	5.125%, 9/01/22
2,250	Oakland Intermediate School District, Oakland County, Michigan, General Obligation Bonds,	5/17 at 100.00	AAA	2,335,320
	Series 2007, 5.000%, 5/01/36 – FSA Insured
1,595	Oakridge Public Schools, Muskegon County, Michigan, General Obligation Bonds, Series 2005,	5/15 at 100.00	AAA	1,677,828
	5.000%, 5/01/22 – MBIA Insured
	Ottawa County, Michigan, Water Supply System, General Obligation Bonds, Series 2007:
4,330	5.000%, 8/01/26 – MBIA Insured	8/17 at 100.00	Aaa	4,556,719
1,120	5.000%, 8/01/30 – MBIA Insured	8/17 at 100.00	Aaa	1,172,282
1,050	Parchment School District, Kalamazoo County, Michigan, General Obligation Bonds, Series 2007,	5/17 at 100.00	AAA	1,065,561
	Residuals 07-1017, 3.510%, 5/01/36 – FSA Insured (IF)
4,340	Plymouth-Canton Community School District, Wayne and Washtenaw Counties, Michigan, General	5/14 at 100.00	AAA	4,501,969
	Obligation Bonds, Series 2004, 5.000%, 5/01/26 – FGIC Insured
4,200	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001A, 5.500%, 7/01/20 –	No Opt. Call	AAA	4,782,876
	MBIA Insured
3,175	South Redford School District, Wayne County, Michigan, General Obligation Bonds, School	5/15 at 100.00	AAA	3,290,443
	Building and Site, Series 2005, 5.000%, 5/01/30 – MBIA Insured
1,655	Southfield Library Building Authority, Michigan, General Obligation Bonds, Series 2005,	5/15 at 100.00	AAA	1,724,824
	5.000%, 5/01/26 – MBIA Insured
2,200	Thornapple Kellogg School District, Barry County, Michigan, General Obligation Bonds, Series	5/17 at 100.00	AAA	2,292,048
	2007, 5.000%, 5/01/32 – MBIA Insured
2,275	Troy City School District, Oakland County, Michigan, General Obligation Bonds, Series 2006,	5/16 at 100.00	AAA	2,423,216
	5.000%, 5/01/19 – MBIA Insured
5,000	Wayne County, Michigan, Limited Tax General Obligation Airport Hotel Revenue Bonds, Detroit	12/11 at 101.00	AAA	5,173,100
	Metropolitan Wayne County Airport, Series 2001A, 5.000%, 12/01/21 – MBIA Insured
3,350	Wayne Westland Community Schools, Michigan, General Obligation Bonds, Series 2004, 5.000%,	11/14 at 100.00	AAA	3,599,743
	5/01/17 – FSA Insured
1,725	Williamston Community School District, Michigan, Unlimited Tax General Obligation QSBLF Bonds,	No Opt. Call	AAA	1,969,036
	Series 1996, 5.500%, 5/01/25 – MBIA Insured

97,015	Total Tax Obligation/General			91,610,701

	Tax Obligation/Limited – 14.4% (9.4% of Total Investments)
1,000	Grand Rapids Building Authority, Kent County, Michigan, Limited Tax General Obligation Bonds,	No Opt. Call	AA	1,080,480
	Series 1998, 5.000%, 4/01/16
1,345	Grand Rapids Building Authority, Kent County, Michigan, Limited Tax General Obligation Bonds,	10/11 at 100.00	AAA	1,399,311
	Series 2001, 5.125%, 10/01/26 – MBIA Insured
4,440	Michigan Building Authority, Revenue Bonds, Series 2006IA, 5.000%, 10/15/36 – FGIC Insured	10/16 at 100.00	AAA	4,583,856
50	Michigan Municipal Bond Authority, Local Government Loan Program Revenue Sharing Bonds, Series	11/07 at 100.00	Aa3	50,119
	1992D, 6.650%, 5/01/12
2,135	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2005II, 5.000%,	10/15 at 100.00	AAA	2,202,359
	10/15/33 – AMBAC Insured
	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 2003II:
5,100	5.000%, 10/15/22 – MBIA Insured	10/13 at 100.00	AAA	5,346,840
5,000	5.000%, 10/15/23 – MBIA Insured	10/13 at 100.00	AAA	5,223,750
3,500	Michigan State Trunk Line, Fund Refunding Bonds, Series 2002, 5.250%, 10/01/21 – FSA Insured	10/12 at 100.00	AAA	3,723,125
5,500	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A,	No Opt. Call	AAA	1,687,345
	0.000%, 7/01/32 – FGIC Insured

28,070	Total Tax Obligation/Limited			25,297,185

	Transportation – 0.6% (0.4% of Total Investments)
1,000	Capital Region Airport Authority, Michigan, Revenue Refunding Bonds, Series 2002, 5.250%,	7/12 at 100.00	AAA	1,031,190
	7/01/21 – MBIA Insured (Alternative Minimum Tax)

	U.S. Guaranteed – 39.6% (25.8% of Total Investments) (4)
2,190	Anchor Bay School District, Macomb and St. Clair Counties, Michigan, General Obligation Bonds,	5/09 at 100.00	AAA	2,271,775
	Series 1999I, 6.000%, 5/01/29 (Pre-refunded 5/01/09) – FGIC Insured
935	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2003A, 5.000%,	7/13 at 100.00	Aaa	1,003,246
	7/01/17 (Pre-refunded 7/01/13) – FSA Insured
	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series 2001A:
3,400	5.750%, 7/01/28 (Pre-refunded 7/01/11) – FGIC Insured	7/11 at 101.00	AAA	3,686,586
770	5.250%, 7/01/33 (Pre-refunded 7/01/11) – FGIC Insured	7/11 at 100.00	AAA	815,546
730	5.250%, 7/01/33 (Pre-refunded 7/01/11) – FGIC Insured	7/11 at 100.00	AAA	773,180
	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series 2003A:
4,025	5.000%, 7/01/24 (Pre-refunded 7/01/13) – MBIA Insured	7/13 at 100.00	AAA	4,314,518
1,500	5.000%, 7/01/25 (Pre-refunded 7/01/13) – MBIA Insured	7/13 at 100.00	Aaa	1,607,895
1,000	Detroit, Michigan, Sewerage Disposal System Revenue Bonds, Series 1999A, 5.875%, 7/01/27	1/10 at 101.00	AAA	1,059,550
	(Pre-refunded 1/01/10) – FGIC Insured
2,000	East Grand Rapids Public Schools, Kent County, Michigan, Unlimited Tax General Obligation	5/09 at 100.00	AAA	2,074,680
	School Building and Site Bonds, Series 2000, 6.000%, 5/01/29 (Pre-refunded 5/01/09) –
	FSA Insured
1,085	Freeland Community School District, Saginaw, Midland and Bay Counties, Michigan, General	5/10 at 100.00	AA– (4)	1,132,056
	Obligation Bonds, Series 2000, 5.250%, 5/01/19 (Pre-refunded 5/01/10)
1,220	Hancock Hospital Finance Authority, Michigan, FHA-Insured Mortgage Hospital Revenue Bonds,	8/08 at 100.00	AAA	1,236,604
	Portage Health System Inc., Series 1998, 5.450%, 8/01/47 (Pre-refunded 8/01/08) – MBIA Insured
2,000	Lake Fenton Community Schools, Genesee County, Michigan, General Obligation Bonds, Series	5/12 at 100.00	AA– (4)	2,121,760
	2002, 5.000%, 5/01/24 (Pre-refunded 5/01/12)
1,790	Lansing Building Authority, Michigan, General Obligation Bonds, Series 2003A, 5.000%, 6/01/26	6/13 at 100.00	AAA	1,918,952
	(Pre-refunded 6/01/13) – MBIA Insured
3,880	Mayville Community Schools, Tuscola County, Michigan, General Obligation Bonds, School	11/14 at 100.00	AAA	4,209,722
	Building and Site Project, Series 2004, 5.000%, 5/01/34 (Pre-refunded 11/01/14) – FGIC Insured
250	Michigan South Central Power Agency, Power Supply System Revenue Bonds, Series 2000, 6.000%,	No Opt. Call	A3 (4)	269,318
	5/01/12 (ETM)
	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Ascension Health Credit
	Group, Series 1999A:
1,000	6.125%, 11/15/23 (Pre-refunded 11/15/09) – MBIA Insured	11/09 at 101.00	AAA	1,060,220
500	6.125%, 11/15/26 (Pre-refunded 11/15/09)	11/09 at 101.00	AAA	530,310
5,000	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System,	11/09 at 101.00	A1 (4)	5,288,900
	Series 1999A, 6.000%, 11/15/24 (Pre-refunded 11/15/09)
1,500	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Henry Ford Health	3/13 at 100.00	A1 (4)	1,644,975
	System, Series 2003A, 5.625%, 3/01/17 (Pre-refunded 3/01/13)
1,700	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Mercy Health	8/09 at 101.00	AAA	1,782,705
	Services Obligated Group, Series 1999X, 5.750%, 8/15/19 (Pre-refunded 8/15/09) – MBIA Insured
	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Mercy Mt. Clemens
	Corporation Obligated Group, Series 1999A:
3,385	5.750%, 5/15/17 (Pre-refunded 5/15/09) – MBIA Insured	5/09 at 101.00	AAA	3,531,977
500	5.750%, 5/15/29 (Pre-refunded 5/15/09) – MBIA Insured	5/09 at 101.00	AAA	521,710
1,000	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, OSF Healthcare	11/09 at 101.00	A (4)	1,060,620
	System, Series 1999, 6.125%, 11/15/19 (Pre-refunded 11/15/09)
3,460	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, St. John’s Health	5/08 at 101.00	AAA	3,512,800
	System, Series 1998A, 5.000%, 5/15/28 – AMBAC Insured (ETM)
1,000	Michigan State Trunk Line, Fund Bonds, Series 2001A, 5.000%, 11/01/25 (Pre-refunded 11/01/11) –	11/11 at 100.00	AAA	1,055,730
	FSA Insured
1,100	Michigan Strategic Fund, Limited Obligation Revenue Refunding Bonds, Porter Hills Presbyterian	7/08 at 101.00	BBB+ (4)	1,124,277
	Village, Series 1998, 5.375%, 7/01/28 (Pre-refunded 7/01/08)
2,000	Michigan, Certificates of Participation, Series 2000, 5.500%, 6/01/27 (Pre-refunded 6/01/10) –	6/10 at 100.00	AAA	2,100,700
	AMBAC Insured
2,875	Milan Area Schools, Washtenaw and Monroe Counties, Michigan, General Obligation Bonds, Series	5/10 at 100.00	AAA	3,033,844
	2000A, 5.750%, 5/01/24 (Pre-refunded 5/01/10) – FGIC Insured
700	Muskegon Heights, Muskegon County, Michigan, Water Supply System Revenue Bonds, Series 2000A,	11/10 at 100.00	Aaa	743,344
	5.625%, 11/01/30 (Pre-refunded 11/01/10) – MBIA Insured
1,125	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2000B, 6.000%,	7/10 at 101.00	BBB+ (4)	1,210,230
	7/01/39 (Pre-refunded 7/01/10)
	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E:
85	6.000%, 8/01/26 (ETM)	No Opt. Call	BBB– (4)	102,174
915	6.000%, 8/01/26 (ETM)	No Opt. Call	BBB– (4)	1,099,876
4,100	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 1996Y,	7/16 at 100.00	Aaa	4,637,838
	5.500%, 7/01/36 (Pre-refunded 7/01/16)
1,000	Rochester Community School District, Oakland and Macomb Counties, Michigan, General Obligation	5/10 at 100.00	AAA	1,055,250
	Bonds, Series 2000I, 5.750%, 5/01/19 (Pre-refunded 5/01/10) – FGIC Insured
2,100	Romulus Community Schools, Wayne County, Michigan, Unlimited Tax General Obligation School	5/09 at 100.00	AAA	2,170,791
	Building and Site Bonds, Series 1999, 5.750%, 5/01/25 (Pre-refunded 5/01/09) – FGIC Insured
1,050	Warren Consolidated School District, Macomb and Oakland Counties, Michigan, General Obligation	11/11 at 100.00	AAA	1,123,101
	Bonds, Series 2001, 5.375%, 5/01/19 (Pre-refunded 11/01/11) – FSA Insured
2,600	West Bloomfield School District, Oakland County, Michigan, Unlimited Tax General Obligation	5/10 at 100.00	AAA	2,752,932
	School Building and Site Bonds, Series 2000, 5.900%, 5/01/18 (Pre-refunded 5/01/10) –
	FGIC Insured

65,470	Total U.S. Guaranteed			69,639,692

	Utilities – 12.2% (7.9% of Total Investments)
3,000	Michigan Public Power Agency, Revenue Bonds, Combustion Turbine 1 Project, Series 2001A,	1/12 at 100.00	AAA	3,137,760
	5.250%, 1/01/27 – AMBAC Insured
3,225	Michigan South Central Power Agency, Power Supply System Revenue Bonds, Series 2000,	No Opt. Call	A3	3,384,605
	6.000%, 5/01/12
1,000	Michigan Strategic Fund, Collateralized Limited Obligation Pollution Control Revenue Refunding	9/09 at 102.00	AAA	1,036,130
	Bonds, Detroit Edison Company, Series 1999A, 5.550%, 9/01/29 – MBIA Insured (Alternative
	Minimum Tax)
4,000	Michigan Strategic Fund, Collateralized Limited Obligation Pollution Control Revenue Refunding	9/11 at 100.00	A–	4,088,920
	Bonds, Detroit Edison Company, Series 2001C, 5.450%, 9/01/29
2,000	Michigan Strategic Fund, Limited Obligation Pollution Control Revenue Refunding Bonds, Detroit	No Opt. Call	Aaa	2,082,500
	Edison Company, Series 1995CC, 4.850%, 9/01/30 (Mandatory put 9/01/11) – AMBAC Insured
3,630	Michigan Strategic Fund, Limited Obligation Revenue Refunding Bonds, Detroit Edison Company,	No Opt. Call	AAA	4,619,429
	Series 1991BB, 7.000%, 5/01/21 – AMBAC Insured
3,000	Michigan Strategic Fund, Limited Obligation Revenue Refunding Bonds, Detroit Edison Company,	12/12 at 100.00	AAA	3,094,740
	Series 2002C, 5.450%, 12/15/32 – XLCA Insured (Alternative Minimum Tax)

19,855	Total Utilities			21,444,084

	Water and Sewer – 9.3% (6.0% of Total Investments)
5,500	Detroit Water Supply System, Michigan, Water Supply System Revenue Bonds, Series 2006A,	7/16 at 100.00	AAA	5,681,278
	5.000%, 7/01/34 – FSA Insured
1,500	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2001B, 5.500%,	No Opt. Call	AAA	1,723,140
	7/01/29 – FGIC Insured
565	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2003A, 5.000%,	7/13 at 100.00	AAA	601,024
	7/01/17 – FSA Insured
1,500	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series 2003A, 5.000%,	7/13 at 100.00	AAA	1,545,750
	7/01/25 – MBIA Insured
4,210	Michigan Municipal Bond Authority, Clean Water Revolving Fund Revenue Bonds, Series 2004,	10/14 at 100.00	AAA	4,482,976
	5.000%, 10/01/19
1,150	Michigan Municipal Bond Authority, Drinking Water Revolving Fund Revenue Bonds, Series 2004,	10/14 at 100.00	AAA	1,207,857
	5.000%, 10/01/23
1,000	Michigan Municipal Bond Authority, Water Revovling Fund Revenue Bonds, Series 2007,	10/17 at 100.00	AAA	1,058,070
	5.000%, 10/01/24

15,425	Total Water and Sewer			16,300,095

$ 271,545	Total Investments (cost $259,527,420) – 153.6%			270,247,903

	Floating Rate Obligations – (2.2)%			(3,870,000)

	Other Assets Less Liabilities – 2.0%			3,593,572

	Preferred Shares, at Liquidation Value – (53.4)%			(94,000,000)

	Net Assets Applicable to Common Shares – 100%			$175,971,475

The Fund may invest in “zero coupon” securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the Portfolio of Investments with a 0.000% coupon rate in their description. The market prices of zero coupon securities generally are more volatile then the market prices of securities that pay interest periodically.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or
Baa by Moody’s are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140.

At October 31, 2007, the cost of investments was $255,783,833.

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2007, were as follows:

Gross unrealized:
Appreciation	$11,849,742
Depreciation	(1,255,921)

Net unrealized appreciation (depreciation) of investments	$10,593,821

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Michigan Quality Income Municipal Fund, Inc.

By (Signature and Title)*          /s/ Kevin J. McCarthy
                                                    Kevin J. McCarthy
                                                    Vice President and Secretary

Date         December 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         December 28, 2007

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        December 28, 2007

* Print the name and title of each signing officer under his or her signature.